Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade and Other Payables

	2022 £m	2021 £m

Trade payables	3,866	4,535

Wages and salaries	1,488	1,470

Social security	126	152

ViiV Healthcare put option	1,093	1,008

Other payables	418	518

Deferred income	299	307

Customer return and rebate accruals	6,627	6,322

Other accruals	2,346	3,242

	16,263	17,554

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2022 £m	2021 £m

10% increase in sales forecasts*	100	89

15% increase in sales forecasts*	149	133

10% decrease in sales forecasts*	(99)	(89)

15% decrease in sales forecast*	(149)	(134)

1% (100 basis points) increase in discount rate	(32)	(30)

1.50% (150 basis points) increase in discount rate	(48)	(45)

1% (100 basis points) decrease in discount rate	35	34

1.50% (150 basis points) decrease in discount rate	53	50

10 cent appreciation of US Dollar	66	55

15 cent appreciation of US Dollar	103	81

10 cent depreciation of US Dollar	(56)	(47)

15 cent depreciation of US Dollar	(80)	(64)

10 cent appreciation of Euro	29	26

15 cent appreciation of Euro	46	41

10 cent depreciation of Euro	(24)	(22)

15 cent depreciation of Euro	(35)	(32)
* The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.